Consolidated Statements of Operations (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
Net sales	$ 82,977,732	$ 75,266,038	$ 83,523,330
Cost of goods sold	54,505,370	49,353,746	51,970,244
Gross profit	28,472,362	25,912,292	31,553,086
Selling, general and administrative expenses	26,989,262	24,996,440	27,300,248
Royalty (income) expense, net	110,193	78,998	(299,174)
Amortization of intangible assets	40,612	69,733	134,201
Income from operations	1,332,295	767,121	4,417,811
Other expense, net:
Interest income			8,416
Interest expense	(413,731)	(466,601)	(558,661)
Other, net	(27,984)	(25,210)	15,969
Other expense, net	(441,715)	(491,811)	(534,276)
Income before income taxes	890,580	275,310	3,883,535
Income tax expense	267,673	347,788	1,257,335
Net income (loss)	622,907	(72,478)	2,626,200
Net loss attributable to noncontrolling interest	(61,320)	(29,641)	(123,117)
Net income (loss) attributable to Optical Cable Corporation	$ 684,227	$ (42,837)	$ 2,749,317
Net income (loss) attributable to Optical Cable Corporation per share - basic and diluted (in dollars per share)	$ 0.10	$ (0.01)	$ 0.43
Dividends declared per share (in dollars per share)	$ 0.08	$ 0.08	$ 0.06